Supplementary Financial Statement Information (Details) - Schedule of Revenues - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Revenues [Abstract]
Revenues	$ 306	$ 26	$ 31
Total	$ 306	$ 26	$ 31